Loss per Share - Schedule of Computation of diluted Shares Outstanding (Details) - Common Class A [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	10,784,068	1,507,221
RSUs [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	591,882	1,074,790
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	993,892	432,431
Warrant [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Total	9,198,294	0